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                     VANGUARD(R) TAX-MANAGED SMALL-CAP FUND
                   VANGUARD(R) TAX-MANAGED INTERNATIONAL FUND
               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 18, 1999


Effective April 1, 2000, the Funds have reduced their purchase transaction fees as follows:

--------------------------------------------------------------------------------
                                       FORMER PURCHASE           NEW PURCHASE
FUND                                   TRANSACTION FEE          TRANSACTION FEE
--------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund                 1.00%                     0.50%
Tax-Managed International Fund             0.75                      0.25%
--------------------------------------------------------------------------------


The Funds may raise their transaction fees in the future if their costs of buying and selling securities increase under future market conditions.



















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